37. Financial instruments and risk management	12 Months Ended
Dec. 31, 2017
Financial Instruments And Risk Management
Financial instruments and risk management

The financial instruments registered by the Company and its subsidiaries include derivatives, which are financial liabilities measured at fair value through profit or loss. At each balance sheet date they are measured at their fair value. Interest, monetary adjustments, exchange variations and variations arising from measurement at fair value, where applicable, are recognized in income when incurred, under financial revenue or expenses.

Derivatives are initially recognized at fair value as at the date of the derivative agreement, and subsequently revised to fair value. The method used for recognizing any gain or loss depends on whether or not the derivative is assigned a hedge instrument in cases where hedge accounting is adopted.

Through its subsidiaries, the Company performs non-speculative derivative transactions, to: i) reduce the exchange variation risks; and ii) manage exposure to the interest risks involved. The Company’s derivative financial transactions consist specifically of swaps and foreign exchange fund contracts.

The Company’s financial instruments are presented, through its subsidiaries, in compliance with IAS 32.

Accordingly, the major risk factors to which the Company and its subsidiaries are exposed are as follow:

(i) Exchange variation risks

Exchange variation risks refer to the possibility of subsidiaries incurring: i) losses on unfavorable exchange rate fluctuations, which would increase the outstanding balances of borrowing contracted in the market along with the related financial expenses; or ii) increases in the cost of commercial agreements affected by exchange variations. In order to reduce this kind of risk, the subsidiaries: i) enter into swap contracts with financial institutions with the purpose of avoiding the impact of exchange rate variations on borrowing and financing; and ii) invest in foreign exchange funds with the purpose of reducing the impacts on commercial agreements.

On December 31, 2017, the borrowing and financing of the subsidiaries indexed to foreign currencies were fully hedged by swap contracts in terms of time and amount. Any gains or losses arising from these swap contracts are charged to the earnings of the subsidiaries.

Besides the risks mentioned above, no other significant financial assets and liabilities are indexed to foreign currencies.

(ii) Interest rate risks

Interest rate risks relate to:

- The possibility of variations in the fair values of TJLP-indexed financing obtained by the subsidiary TIM Celular, when these rates are not proportional to the CDI. As at December 31, 2017, the subsidiary TIM Celular has no swap transactions linked to the TJLP.

- The possibility of unfavorable changes in interest rates would result in higher finance costs for the subsidiaries due to indebtedness and obligations assumed by the subsidiaries under the swap contracts indexed to floating interest rates (CDI percentage). However, as at December 31, 2017, the subsidiaries’ financial funds were invested in CDI, which considerably reduces such risk.

(iii) Credit risk inherent to the provision of services

This risk involves the possibility of the subsidiaries incurring losses arising from the inability of subscribers to pay the amounts billed to them. To minimize this risk, the subsidiaries engage in preventive credit analysis of all requests submitted by the sales area and monitor the accounts receivable from subscribers, freezing their ability to use the services, among other actions, in the event that customers do not pay their debts. No single customer contributed more than 10% of the net accounts receivable or revenue from services rendered as at December 31, 2017, December 31, 2016 or December 31, 2015.

(iv) Credit risk inherent in the sale of handsets and prepaid telephone cards

The policy of the subsidiaries when selling handsets and distributing prepaid telephone cards is directly related to the acceptable levels of credit risk during the normal course of business. The choice of partners, the diversification of the portfolio of accounts receivable, the monitoring of borrowing conditions, positions and order limits established for traders and the constitution of guarantees are among the procedures adopted by the subsidiaries to contain possible problems in collecting from their business partners. There are no customers that contributed more than 10% of net accounts receivable or sales revenue as at December 31, 2017, December 31, 2016 or December 31, 2015.

(v) Financial credit risk

The cash flow estimates are made and aggregated by the finance and treasury departments of the Company. This department monitors the ongoing estimated liquidity requirements to ensure that the Company has sufficient cash to meet its operating needs. This estimate takes into account investment plans, debt financing, compliance with contractual clauses, compliance with internal goals and, if applicable, compliance with regulatory, external or legal requirements.

This risk relates to the possibility of the Company and its subsidiaries incurring losses due to difficulty realizing their short term investments and swap contracts due to bankruptcy of the counterparties. The subsidiaries minimize the risk associated with these financial instruments by only contracting with sound financial institutions, and adopting policies that establish maximum risk concentration levels by institution.

Fair values of derivative financial instruments

The consolidated balances of transactions involving derivative financial instruments are as follow:

	2017			2016
	Assets	Liabilities	Net	Assets	Liabilities	Net

Transactions with derivatives	80,790	(32,463)	48,327	216,922	(81,473)	135,449

Current portion	53,875	(14,044)	39,831	82,454	(36,163)	46,291
Non-current portion	26,915	(18,419)	8,496	134,468	(45,310)	89,158

The consolidated balances of transactions involving financial derivative instruments with long term maturities as at December 31, 2017 are as follow:

	Assets	Liabilities
2019	20,006	6,588
2020	1,382	6,588
2021	1,382	1,747
2022 onwards	4,145	3,496
	26,915	18,419

Non-derivative financial liabilities are mainly comprised of suppliers, dividends payable and other obligations maturing in the next 12 months, except for loans and financing and financial leases, whose nominal payment flows are disclosed in Notes 19 and 15.

Consolidated financial assets and liabilities valued at fair value:

2017
	Level 1	Level 2	Total balance
Assets
Financial assets at fair value
Securities	765,614	-	765,614
Derivatives used for hedging purposes	-	80,790	80,790
Total assets	765,614	80,790	846,404
Liabilities
Financial liabilities at fair value through profit loss
Derivatives used for hedging purposes	-	32,463	32,463
Total liabilities	-	32,463	32,463

12/2016
	Level 1	Level 2	Total balance
Assets
Financial assets valued at fair value
Securities	479,953	-	479,953
Derivatives used for hedging purposes	-	216,922	216,922
Total assets	479,953	216,922	696,875
Liabilities
Financial liabilities at fair value through profit loss
Derivatives used for hedging purposes	-	81,473	81,473
Total liabilities	-	81,473	81,473

The fair values of financial instruments traded on active markets are based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in Level 1. The instruments included in Level 1 mainly represent investments in Bank Deposit Certificates (“CDBs”) and Repurchases (“Repos”) classified as trading securities.

The fair values of financial instruments that are not traded on an active market (for example over-the-counter derivatives) are determined using valuation techniques. These valuation techniques maximize the use of observable market data, where available, and rely to the minimum extent possible on entity specific estimates. If all significant inputs required to determine the fair value of an instrument are observable, the instrument is included in Level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3.

Specific valuation techniques used to value financial instruments include:

·                     Quoted market prices or financial institution quotes or dealer quotes for similar instruments.

·                     The fair value of interest rate swaps is calculated as the present value of the estimated future cash flow based on observable yield curves.

·                     Other techniques, such as discounted cash flow analysis, are used to determine the fair values of the remaining financial instruments.

The fair values of derivative financial instruments of the subsidiaries were determined based on the future cash flow (asset and liability position), taking into account the contracted conditions and bringing those flows to present value by means of discounting future interest rates disclosed in the market. The fair values were estimated at a specific time, based on information available and on the Company’s own valuation methodologies.

Financial instruments by category

The Company’s financial instruments by category can be summarized as follow:

	Borrowing and Receivables	Assets valued at fair value	Total

December 31, 2017
Assets, per balance sheet
Derivative financial instruments	-	80,790	80,790
Trade accounts receivable and other accounts receivable, excluding prepayments	2,567,063	-	2,567,063
Marketable securities		768,611	768,611
Cash and cash equivalents	2,960,718	-	2,960,718
Financial leases	205,331	-	205,331
Judicial deposits	1,366,576	-	1,366,576
Other assets to be offset	68,571	-	68,571
	7,168,259	849,401	8,017,660

	Liabilities valued at fair value through profit or loss	Other financial liabilities	Total
December 31, 2017
Liabilities, per balance sheet
Borrowing and financings	-	4,690,944	4,690,944
Derivative financial instruments	32,463	-	32,463
Suppliers and other obligations, excluding legal obligations	-	3,986,557	3,986,557
Financial leases	-	1,887,172	1,887,172
Dividends payable	-	143,591	143,591

	32,463	10,708,264	10,740,727

	Borrowing and receivables	Assets at fair value	Total

December 31,2016
Assets, per balance sheet
Derivative financial instruments	-	216,922	216,922
Trade accounts receivable and other accounts receivable, excluding prepayments	2,943,269	-	2,943,269
Marketable securities	-	479,953	479,953
Cash and cash equivalents	5,128,186	-	5,128,186
Financial leases	204,762	-	204,762
Judicial deposits	1,294,125	-	1,294,125
Other assets	83,107	-	83,107
	9,653,449	696,875	10,350,324

	Liabilities valued at fair value through profit or loss	Other financial liabilities	Total
December 31, 2016
Liabilities per balance sheet
Borrowing and financing	-	6,719,782	6,719,782
Derivative financial instruments	81,473	-	81,473
Suppliers and other obligations, excluding legal obligations	-	3,461,081	3,461,081
Financial leases	-	1,802,238	1,802,238
Dividends payable	-	206,112	206,112
	81,473	12,189,213	12,270,686

Regular purchases and sales of financial assets are recognized as at the trade date - the date on which the Company undertakes to buy or sell the asset. Investments are initially recognized at fair value. After initial recognition, changes in the fair value are booked in income for the year as finance income and expenses.

Financial risk hedge policy adopted by the Company – Synthesis

The Company’s policy states that mechanisms must be adopted to hedge against financial risks arising from borrowing in foreign currency, so as to manage the exposure to the risks associated with exchange variations.

Derivative financial instruments against exchange variations must be acquired simultaneously with the payment of the debt that gave rise to that exposure. The coverage level to be taken out for this exchange exposure is 100% of the risk, both in terms of maturity date and amount.

As at December 31, 2017, no types of margin or collateral apply to the Company’s or its subsidiaries’ transactions involving derivative financial instruments.

The criteria for choosing the financial institutions take into account the ratings provided by reliable risk rating agencies, shareholders’ equity and the levels of concentration of transactions and funding.

Transactions involving derivative financial instruments entered into by the subsidiaries and outstanding as at December 31, 2017 and December 31, 2016 are shown in the table below:

December 31, 2017

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	SWAP Type	DEBT	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	KfW	JP Morgan	110,937	110,937	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
				260,522	260,522	100%
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan and BOFA	198,990	198,990	100%	LIBOR 6M + 0.75% p.a.	80.29% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	110,937	110,937	100%	2.13% p.a.	87.54% of CDI

December 31, 2016

		COUNTERPARTY				% Coverage	AVERAGE SWAP RATE
Currency	Swap type	Debt	SWAP	Total Debt	Total Swap (Asset Side)		Asset Side	Liability Side
USD	LIBOR X DI	BEI	BOFA	622,980	622,980	100%	LIBOR 6M + 1.22% p.a.	94.33% of CDI
USD	LIBOR X DI	BNP	CITI, JP Morgan	78,065	78,065	100%	LIBOR 6M + 2.53% p.a.	97.42% of CDI
USD	LIBOR X DI	KfW	JP Morgan	182,046	182,046	100%	LIBOR 6M + 1.35% p.a.	102.50% of CDI
USD	LIBOR X DI	BOFA	BOFA	324,860	324,860	100%	LIBOR 3M + 2.00% p.a.	103.60% of CDI
USD	LIBOR X DI	KFW/ Finnvera	JP Morgan	121,038	121,038	100%	LIBOR 6M + 0.75% p.a.	79.00% of CDI
USD	PRE X DI	CISCO	Santander and JP Morgan	294,138	294,138	100%	2.18% p.a.	88.05% of CDI

In March and April 2017, in line with its goal to control cash and reducing indebtedness, the Company jointly decided that, together with the prepayment of the BOA borrowing and BEI financing, it would reverse the swaps contracted with BOFA for the purpose of hedging the Company against the risks of variations in foreign exchange and interest rates.

In addition to the swap transactions mentioned in the tables above, the Company took advantage of a favorable moment, at the end of June 2016, to close a forward swap transaction in advance to ensure an attractive cost of 81.5% of the CDI rate for a financing agreement in foreign currency. The disbursement of the funds occurred on April 20, 2017, to KfW/Finnvera. The swap was closed based on the same payment flow to ensure full hedging, and has a notional value of approximately US$48 million. This transaction does not entail foreign exchange risk, since the initial US Dollar rates for this transaction (Debt and Swap) are equal at the inception date.

Sensitivity analysis – effect on the fair value of the swaps

In order to identify possible distortions arising from consolidated transactions involving derivative financial instruments currently outstanding, a sensitivity analysis was carried out taking into account three different scenarios (probable, possible and remote) and their respective impacts on the results, as follow:

Description	2017	Probable Scenario	Possible Scenario	Remote Scenario

Debt in USD (Cisco and KFW)	579,817	579,817	731,785	886,481
A) ∆ Aggregate Debt Variation			151,968	306,664
Fair value of the asset side of the swap	579,817	579,817	731,785	886,481
Fair value of the liability side of the swap	(531,489)	(531,489)	(530,824)	(530,387)
Swap result	48,327	48,327	200,961	356,094
B) ∆ Aggregate Swap Variation			152,633	307,767
C) Final result (B-A)			665	1,103

Given the characteristics of the derivative financial instruments of the subsidiaries, the assumptions used basically took into account the effect of: i) the variations of the CDI; ii) LIBOR; and iii) the variations in the US Dollar used in the transactions, achieving the respective percentages and quotations indicated below:

Risk variable	Probable scenario	Possible scenario	Remote scenario
	(current)
CDI	6.89%	8.61%	10.34%
LIBOR	1.8371%	2.2963%	2.7556%
US dollar	3.3080	4.1350	4.9620

As the subsidiaries hold derivative financial instruments in order to hedge their respective financial debt, the variations in the scenarios are monitored from the respective subject designated as hedge, thereby showing that the counterpart of the effects involving the exposure created by the swaps will be reflected in the debt. In the case of these transactions, the subsidiaries disclosed the fair value of the subject matter (debt) and the derivative financial instrument of the hedge on separate lines, as shown in the sensitivity analysis position above, so as to reveal the net exposure of its subsidiaries in each of the three scenarios mentioned.

Attention is drawn to the fact that the sole purpose of the transactions entered into by the subsidiaries involving derivative financial transactions is to protect their balance sheet positions. Therefore, any improvement or deterioration in their respective market values will represent an inverse movement in the corresponding installments of the financial debt contracted, which is the object of the subsidiaries’ derivative financial instruments.

Sensitivity analyses referring to the derivative financial instruments outstanding as at December 31, 2017 were conducted, mainly taking into account the assumptions surrounding the variations in market interest rates and the variations in the US Dollar used in the swap agreements. The use of these assumptions in the analyses was driven by the characteristics of the derivative financial instruments, which represent exposure to interest rate and exchange variations only.

Position showing gains and losses on derivatives during the year

2017
Net income from US$ vs. CDI transactions	(69,446)

Capital management

The Group’s objectives when managing capital are to safeguard the Group ability to continue as a going concern in order to provide returns to shareholders and benefits to other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust its capital structure the Company can review its policy on paying dividends, return capital to the shareholders, issue new stock or sell assets to reduce its level of indebtedness, for example.

	2017	2016

Total borrowing and derivatives (Note 19 and 37)	4,642,617	6,584,333
Lease – Liabilities (Note 15)	1,887,172	1,802,238
Lease - Assets (Note 15)	(205,331)	(204,762)
ANATEL debts (Note 18)	98,451	147,219
Less: Cash and cash equivalents (Note 4)	(2,960,718)	(5,128,186)
Foreign exchange funds (Note 5)	-	(479,953)
FIC (Note 5)	(765,614)	-

Net Debt - Unaudited	2,696,577	2,720,889

EBITDA (1) (last 12 months) - Unaudited	5,947,023	5,209,368

Financial leverage ratio (*) - Unaudited	0.45	0.52

(1) Reconciliation with net Income for the year	1,234,507	750,427
Depreciation and amortization	4,013,671	3,785,172
Net financial income	497,836	410,880
Income and social contribution taxes	201,009	262,889
EBITDA (Unaudited) (**)	5,947,023	5,209,368

(*)      The variation in the ratio includes the effect of the sale of towers.

(**)   Earnings before interest, tax, depreciation and amortization.

Changes in financing activities

Below the changes in liabilities arising from financing activities, such as borrowings and financing, finance lease and financial instruments:

	Borrowings and financing	Finance lease	Financial instruments (assets) liabilities

December 31, 2016	6,719,782	1,802,238	(135,449)
Additions	646,854	48,957	17.675
Financial interests	611,369	257,305	53,062
Foreign exchange variations, net	(16,491)		16,385
Payments	(3,270,570)	(219,189)	-
Other		(2,139)	-
December 31, 2017	4,690,944	1,887,172	(48,327)